Subsequent Events (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet

September 30, 2015

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$160,444	$16,647	$124,202	$—	$301,293
Short-term investments	618,343	—	—	—	618,343
Accounts receivable, net	—	14,976	9,043	—	24,019
Income tax receivable	796	—	884	—	1,680
Prepaid expenses and other current assets	4,525	10,532	3,212	—	18,269
Deferred tax assets	7,660	123	1,601	—	9,384
Intercompany receivable	790	13,700	2,482	(16,972)	—

Total current assets	792,558	55,978	141,424	(16,972)	972,988
Investment in subsidiaries	360,176	—	—	(360,176)	—
Property and equipment, net	11,259	43,695	5,819	—	60,773
Goodwill	—	210,300	249,749	—	460,049
Intangible assets, net	1,628	29,234	27,141	—	58,003
Non-marketable investments	37,506	—	2,043	—	39,549
Deferred tax assets	—	—	880	—	880
Other non-current assets	188	318	5,789	—	6,295
Intercompany loans receivable	109,620	18,336	—	(127,956)	—

Total assets	$1,312,935	$357,861	$432,845	$(505,104)	$1,598,537

Liabilities, redeemable noncontrolling interests and stockholders’ equity
Current liabilities:
Accounts payable	$—	$4,280	$3,207	$—	$7,487
Income tax payable	307	(307)	907	—	907
Accrued expenses	183	28,800	21,463	—	50,446
Deferred revenue	—	125,982	67,787	—	193,769
Intercompany payable	231	3,051	13,690	(16,972)	—

Total current liabilities	721	161,806	107,054	(16,972)	252,609
Convertible senior notes, net	329,905	—	—	—	329,905
Deferred revenue, less current portion	—	2,943	38	—	2,981
Deferred tax liabilities	20,167	1,775	2,434	—	24,376
Other non-current liabilities	2,326	8,918	8,573	—	19,817
Intercompany loans payable	—	—	127,956	(127,956)	—

Total liabilities	353,119	175,442	246,055	(144,928)	629,688
Redeemable noncontrolling interests	—	—	9,033	—	9,033
Total stockholders’ equity	959,816	182,419	177,757	(360,176)	959,816

Total liabilities, redeemable noncontrolling interests and stockholders’ equity	$1,312,935	$357,861	$432,845	$(505,104)	$1,598,537

Condensed Consolidating Balance Sheet

December 31, 2014

(In thousands)

		Guarantor	Non-Guarantor
	Parent	Subsidiaries	Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$174,337	$19,977	$98,011	$—	$292,325
Short-term investments	520,844	—	—	—	520,844
Accounts receivable, net	—	12,113	11,076	—	23,189
Income tax receivable	1,168	—	732	—	1,900
Prepaid expenses and other current assets	6,935	7,972	3,006	—	17,913
Deferred tax assets	6,875	123	1,776	—	8,774
Intercompany receivable	324	7,156	3	(7,483)	—

Total current assets	710,483	47,341	114,604	(7,483)	864,945
Investment in subsidiaries	399,286	—	—	(399,286)	—
Property and equipment, net	7,457	42,022	6,694	—	56,173
Goodwill	—	210,300	283,371	—	493,671
Intangible assets, net	1,816	32,938	35,702	—	70,456
Non-marketable investments	35,285	—	—	—	35,285
Deferred tax assets	—	—	1,545	—	1,545
Other non-current assets	228	351	7,474	—	8,053
Intercompany loans receivable	117,480	18,336	—	(135,816)	—

Total assets	$1,272,035	$351,288	$449,390	$(542,585)	$1,530,128

Liabilities, redeemable noncontrolling interests and stockholders’ equity
Current liabilities:
Accounts payable	$—	$6,765	$1,516	$—	$8,281
Income tax payable	(153)	153	1,344	—	1,344
Accrued expenses	202	29,837	20,216	—	50,255
Deferred revenue	—	103,571	66,951	—	170,522
Intercompany payable	1,074	137	6,272	(7,483)	—

Total current liabilities	1,123	140,463	96,299	(7,483)	230,402
Convertible senior notes, net	316,181	—	—	—	316,181
Deferred revenue, less current portion	—	3,133	46	—	3,179
Deferred tax liabilities	20,812	1,777	4,035	—	26,624
Other non-current liabilities	2,111	6,407	3,674	—	12,192
Intercompany loans payable	—	—	135,816	(135,816)	—

Total liabilities	340,227	151,780	239,870	(143,299)	588,578
Redeemable noncontrolling interests	—	—	9,742	—	9,742
Total stockholders’ equity	931,808	199,508	199,778	(399,286)	931,808

Total liabilities, redeemable noncontrolling interests and stockholders’ equity	$1,272,035	$351,288	$449,390	$(542,585)	$1,530,128